Operating Leases	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Operating Leases

6) Operating Leases

The time charters and bareboat charters of the Vessels with third parties are accounted for as operating leases. The minimum contractual future revenues to be received from time charters and bareboat charters as of December 31, 2015, were as follows:

(U.S. Dollars in thousands)
2016	$166,669
2017	167,148
2018	124,753
2019	80,004
2020	80,745
2021 and thereafter	209,634

Total	$828,953

The minimum contractual future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum contractual future revenues are calculated based on certain assumptions such as operating days per year. In addition, minimum contractual future revenues presented in the table above have not been reduced by estimated off-hire time for periodic maintenance. The amounts may vary given unscheduled future events such as vessel maintenance.

Partnership’s fleet as of December 31, 2015 consisted of:

•	the Fortaleza Knutsen, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in March 2023 with Fronape International Company, a subsidiary of Petrobras Transporte S.A. (“Transpetro”);

•	the Recife Knutsen, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in August 2023 with Fronape International Company;

•	the Bodil Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter that expires in May 2017 with Statoil ASA (“Statoil”), with options to extend until May 2019;

•	the Windsor Knutsen, a conventional oil tanker built in 2007 and retrofitted to a shuttle tanker in 2011. The vessel operated under a time charter with Brazil Shipping I Limited, a subsidiary of BG Group Plc, until July 2014. From July 2014 until October 2015, the vessel was employed under a time charter with KNOT. Beginning in October 2015, the vessel commenced operations under a two year time charter with Brazil Shipping I Limited, a subsidiary of BG Group Plc, with options to extend until 2023;

•	the Carmen Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in January 2023, with Repsol Sinopec Brasil, S.A, a subsidiary of Repsol Sinopec Brasil, B.V. (“Repsol”), with options to extend until January 2026;

•	the Hilda Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in August 2018 with Eni Trading and Shipping S.p.A. (“ENI”), with options to extend until August 2023;

•	the Torill Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in November 2018 with ENI, with options to extend until November 2023;

•	the Dan Cisne, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in September 2023 with Fronape International Company;

•	the Dan Sabia, a shuttle tanker built in 2012 that is currently operating under a bareboat charter that expires in January 2024 with Fronape International Company; and

•	the Ingrid Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in February 2024 with Standard Marine Tønsberg, a subsidiary of ExxonMobil, with options to extend until February 2029.